Business Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The major classes of assets and liabilities to which the Company has allocated the purchase price based on information as of the acquisition date and available at December 31, 2022 were as follows:

(€ millions)	Notes	July 1, 2022
Current assets		18
Intangible assets	14	59
Non-current assets		3
Total identifiable assets acquired		80
Current liabilities		(10)
Non-current liabilities		(22)
Total liabilities assumed		(31)
Net identifiable assets acquired		49
Goodwill	13	117
Total purchase price		166

Summary of Financial Information of Discontinued Operations and Assets Held for Sale
Summarized financial information for discontinued operations is shown below (there are no discontinued operations during 2022):

	For the year ended December 31,
($ in millions)	2021	2020
Total revenue	74	429

Operating income (1)	24	51

Income from discontinued operations before provision for (benefit from) income taxes	23	43
(Benefit from) provision for income taxes on discontinued operations	(1)	7
Gain on sale of discontinued operations before provision for income taxes	396	—
Provision for income taxes on sale of discontinued operations	5	—
Gain on sale of discontinued operations, net of tax	391	—
Income from discontinued operations	415	37
Less: Net loss attributable to non-controlling interests from discontinued operations	(2)	(5)
Income from discontinued operations attributable to IGT PLC	417	41
(1) There was no depreciation and amortization in 2021. Includes depreciation and amortization of $95 million for the year ended 2020.

The Company has continuing involvement with the businesses via a TSA. As part of the TSA, the Company provides various telecommunications and information technology for which the Company receives compensation. These services generally expire after one year.